Pension and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule Of Changes In Benefit Obligations During Period
The following table shows the changes in the benefit obligations during 2014 and 2013 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Benefit obligation, beginning of year	$5,965.3	$6,665.8	$260.9	$292.4
Service cost	—	—	.1	.1
Interest cost	288.3	271.5	11.9	11.1
Actuarial loss (gain)	847.6	(653.7)	30.0	(22.5)
Settlements paid	(295.2)	—	—	—
Benefits paid	(301.2)	(318.3)	(25.7)	(20.2)
Benefit obligation, end of year	$6,504.8	$5,965.3	$277.2	$260.9

Schedule Of Fair Value Of Financial Assets For Pension And Postretirement Benefits
The following table reconciles the beginning and ending balances of the fair value of plan assets during 2014 and 2013 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Fair value of plan assets, beginning of year	$6,157.8	$5,805.0	$61.1	$62.1
Actual return on plan assets	562.2	589.0	1.5	2.9
Employer contributions	23.4	82.1	21.6	16.3
Settlements paid	(295.2)	—	—	—
Benefits paid	(301.2)	(318.3)	(25.7)	(20.2)
Fair value of plan assets, end of year	$6,147.0	$6,157.8	$58.5	$61.1

Funded Status
The funded status of our pension and OPEB plans at the measurement date for 2014 and 2013 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Benefit obligation	$(6,504.8)	$(5,965.3)	$(277.2)	$(260.9)
Fair value of plan assets	6,147.0	6,157.8	58.5	61.1
Funded status	$(357.8)	$192.5	$(218.7)	$(199.8)

Amounts in OCI not yet recognized for pension and OPEB plans
The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2014 and 2013 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Unrecognized prior service credit	$(1.2)	$(1.6)	$(26.1)	$(29.7)
Unrecognized net actuarial losses	2,493.0	1,943.5	76.8	46.1
Amount recognized in accumulated other comprehensive loss	$(2,491.8)	$(1,941.9)	$(50.7)	$(16.4)

Net Amount Of Liabilities Recognized Table
The (liabilities) assets recognized on our balance sheets at December 31, 2014 and 2013 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Accrued benefit assets reflected in other long-term assets	$—	$425.0	$—	$—
Accrued benefit liabilities reflected in other current liabilities	(21.6)	(22.3)	(14.5)	—
Accrued benefit liabilities reflected in other long-term liabilities	(336.2)	(210.2)	(204.2)	(199.8)
Net amount of (liabilities) assets recognized at December 31,	$(357.8)	$192.5	$(218.7)	$(199.8)

Schedule of Net Benefit Costs
Components of the net periodic benefit (income) cost of our defined benefit pension plans and OPEB plans for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2014	2013	2012	2014	2013	2012
Service cost	$—	$—	$—	$—	$.1	$.1
Amortization of prior service credit	(.4)	(.4)	(.4)	(3.6)	(3.7)	(3.7)
Interest cost	288.3	271.5	298.4	11.9	11.1	14.4
Expected return on plan assets	(422.3)	(396.4)	(387.3)	(3.1)	(2.4)	(2.7)
Recognized net actuarial losses	46.6	75.4	70.2	1.0	2.3	4.5
Settlement charge	111.6	—	—	—	—	—
Net periodic benefit cost (income)	$23.8	$(49.9)	$(19.1)	$6.2	$7.4	$12.6

Weighted Average Assumptions Table
The weighted average assumptions used to determine net periodic benefit (income) cost in 2014, 2013 and 2012 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2014	2013	2012	2014	2013	2012
Discount rate	4.96%	4.17%	4.98%	4.73%	3.94%	4.78%
Expected long-term return on plan assets	7.00	7.00	7.50	5.30	4.10	4.25
Rate of increase in future compensation levels	N/A	N/A	N/A	—	—	—

Expected Benefits Payments Table

Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2014 were as follows:

(Millions)	Pension Plans	OPEB Plans
2015	$348.7	$18.3
2016	352.6	18.1
2017	357.9	17.9
2018	366.2	17.8
2019	367.7	17.5
2020-2024	1,890.5	83.4

Fair Value Of Plan Assets
Pension Assets with changes in fair value measured on a recurring basis at December 31, 2014 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$452.1	$98.3	$—	$550.4
States, municipalities and political subdivisions	—	132.2	—	132.2
U.S. corporate securities	—	1,244.8	1.5	1,246.3
Foreign securities	—	161.5	—	161.5
Residential mortgage-backed securities	—	221.1	—	221.1
Commercial mortgage-backed securities	—	50.2	.5	50.7
Other asset-backed securities	—	32.3	—	32.3
Redeemable preferred securities	—	8.2	—	8.2
Total debt securities	452.1	1,948.6	2.0	2,402.7
Equity securities:
U.S. Domestic	1,243.8	5.5	—	1,249.3
International	686.6	—	—	686.6
Domestic real estate	28.9	—	—	28.9
Total equity securities	1,959.3	5.5	—	1,964.8
Other investments:
Real estate	—	—	469.7	469.7
Common/collective trusts (1)	—	610.0	—	610.0
Other assets	—	.2	471.2	471.4
Total other investments	—	610.2	940.9	1,551.1
Total pension investments (2)	$2,411.4	$2,564.3	$942.9	$5,918.6

(1)	The assets in the underlying funds of common/collective trusts are comprised of $337.4 million of equity securities and $272.6 million of debt securities.

(2)	Excludes $228.4 million of cash and cash equivalents and other payables.

Pension Assets with changes in fair value measured on a recurring basis at December 31, 2013 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$493.5	$113.2	$—	$606.7
States, municipalities and political subdivisions	—	126.8	—	126.8
U.S. corporate securities	—	1,135.7	—	1,135.7
Foreign securities	—	148.0	.2	148.2
Residential mortgage-backed securities	—	174.6	—	174.6
Commercial mortgage-backed securities	—	44.0	—	44.0
Other asset-backed securities	—	26.5	—	26.5
Redeemable preferred securities	—	10.2	—	10.2
Total debt securities	493.5	1,779.0	.2	2,272.7
Equity securities:
U.S. Domestic	1,342.5	3.1	—	1,345.6
International	825.2	—	.1	825.3
Domestic real estate	25.7	—	—	25.7
Total equity securities	2,193.4	3.1	.1	2,196.6
Other investments:
Real estate	—	—	497.5	497.5
Common/collective trusts (1)	—	617.3	—	617.3
Other assets	.3	.7	395.9	396.9
Total other investments	.3	618.0	893.4	1,511.7
Total pension investments (2)	$2,687.2	$2,400.1	$893.7	$5,981.0

(1)	The assets in the underlying funds of common/collective trusts are comprised of $356.1 million of equity securities and $261.2 million of debt securities.

(2)	Excludes $176.8 million of cash and cash equivalents and other payables.

Schedule of changes in the fair value of level three plan assets by asset category
The changes in the balances of Level 3 Pension Assets during 2014 and 2013 were as follows:

	2014
	Real Estate	Other	Total
Beginning balance	$497.5	$396.2	$893.7
Actual return on plan assets	43.9	35.7	79.6
Purchases, sales and settlements	(71.7)	41.3	(30.4)
Ending balance	$469.7	$473.2	$942.9

	2013
	Real Estate	Other	Total
Beginning balance	$469.0	$291.3	$760.3
Actual return on plan assets	40.5	26.6	67.1
Purchases, sales and settlements	(12.0)	80.0	68.0
Transfers out of Level 3	—	(1.7)	(1.7)
Ending balance	$497.5	$396.2	$893.7

Asset Allocation And Target Asset Allocation Table
The actual and target asset allocations of the OPEB plans used at December 31, 2014 and 2013 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2014	Allocation	2013	Allocation
Equity securities	11%	5-15%	10%	5-15%
Debt securities	84%	80-90%	84%	80-90%
Real estate/other	5%	0-10%	6%	0-10%